Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 - Property and Equipment

Property and equipment, at cost, consist of the following:

	December 31,
	2020	2019
Storage equipment	$756,236	$756,236
Website and software	533,417	533,417
Furniture and fixtures	17,441	27,131
Leasehold improvements	20,983	16,846
Computer hardware and software	1,236,329	1,218,464
Data center equipment	5,281,017	4,341,993
	7,845,423	6,894,087
Less: Accumulated depreciation	5,543,822	4,705,256
Net property and equipment	$2,301,601	$2,188,831

Depreciation expense for the years ended December 31, 2020 and 2019 was $838,566 and $699,918, respectively.